Corporate Information (Details) - Schedule of fair values of the assets S/ in Thousands	Oct. 05, 2018 PEN (S/)
Schedule of fair values of the assets [Abstract]
Inventories	S/ 6,849
Machinery and equipment	2,749
Brand and other intangibles, note 11 (c)	25,152
Deferred income tax asset	1,866
Total tangible assets	36,616
Goodwill, note 12	4,459
Total assets acquired	S/ 41,075